Selected Quarterly Financial Information (unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Quarterly Financial Information Disclosure (unaudited) [Abstract]
Revenues	$ 2,288		$ 2,253		$ 2,291		$ 2,074		$ 2,068		$ 2,091		$ 2,076		$ 1,896		$ 8,906		$ 8,131		$ 6,576
Operating income	362		385		406		279		259		332		324		217		1,432		1,132		868
Net income	225		164		217		163		730		160		151		48		769		1,089		354
Net income attributable to Hilton stockholders	$ 224		$ 162		$ 217		$ 161		$ 729		$ 158		$ 150		$ 47		$ 764		$ 1,084		$ 338
Net income per share, basic	$ 0.76	[1]	$ 0.55	[1]	$ 0.72	[1]	$ 0.51	[1]	$ 2.29	[1]	$ 0.49	[1]	$ 0.46	[1]	$ 0.14	[1]	$ 2.53	[1]	$ 3.34	[1]	$ 1.03
Net income per share, diluted	$ 0.75	[1]	$ 0.54	[1]	$ 0.71	[1]	$ 0.51	[1]	$ 2.27	[1]	$ 0.49	[1]	$ 0.46	[1]	$ 0.14	[1]	$ 2.50	[1]	$ 3.32	[1]	$ 1.03

[1]	The sum of the earnings per share for the four quarters differs from annual earnings per share due to the required method of computing the weighted average shares outstanding in interim periods.